Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Portfolio

November 30, 2020

HEA-QTLY-0121
1.810696.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Biotechnology - 23.7%
Biotechnology - 23.7%
Acceleron Pharma, Inc. (a)	500,000	$59,035,000
ADC Therapeutics SA (a)(b)	971,875	36,260,656
Alnylam Pharmaceuticals, Inc. (a)	860,000	111,722,600
Aprea Therapeutics, Inc. (a)	600,000	15,144,000
Arcutis Biotherapeutics, Inc. (a)	600,000	16,272,000
Argenx SE ADR (a)	606,200	173,870,284
Ascendis Pharma A/S sponsored ADR (a)	912,802	154,017,081
BeiGene Ltd. ADR (a)	175,000	44,745,750
Black Diamond Therapeutics, Inc. (a)	300,000	10,002,000
Blueprint Medicines Corp. (a)	400,000	43,232,000
Denali Therapeutics, Inc. (a)	360,000	21,949,200
Exelixis, Inc. (a)	1,800,000	34,488,000
Fate Therapeutics, Inc. (a)	760,000	44,433,400
Forma Therapeutics Holdings, Inc.	320,000	13,996,800
Fusion Pharmaceuticals, Inc. (a)	116,564	1,574,780
Generation Bio Co.	154,622	7,381,314
Generation Bio Co. (b)	142,537	6,873,134
Innovent Biologics, Inc. (a)(c)	6,600,000	43,349,279
Insmed, Inc. (a)	1,371,622	53,506,974
Kura Oncology, Inc. (a)	1,280,000	46,464,000
Kymera Therapeutics, Inc. (a)	420,000	19,588,800
Mirati Therapeutics, Inc. (a)	210,000	49,948,500
Morphic Holding, Inc. (a)	260,225	8,163,258
Neurocrine Biosciences, Inc. (a)	1,080,000	102,535,200
ORIC Pharmaceuticals, Inc. (a)	710,235	24,084,069
Passage Bio, Inc.	555,000	11,383,050
Poseida Therapeutics, Inc. (a)	219,578	2,549,301
Poseida Therapeutics, Inc.	1,415,125	15,608,121
Prelude Therapeutics, Inc. (b)	288,128	14,829,948
PTC Therapeutics, Inc. (a)	481,381	30,120,009
Regeneron Pharmaceuticals, Inc. (a)	785,000	405,083,550
Relay Therapeutics, Inc. (a)	540,000	28,787,400
Repare Therapeutics, Inc.	500,000	14,935,000
Revolution Medicines, Inc.	1,280,000	55,846,400
Sage Therapeutics, Inc. (a)	134,379	9,956,140
Sarepta Therapeutics, Inc. (a)	860,000	121,139,600
Scholar Rock Holding Corp. (a)	134,347	6,693,168
Shattuck Labs, Inc.	100,000	3,616,000
Shattuck Labs, Inc.	980,433	31,907,212
Stoke Therapeutics, Inc. (a)	589,572	30,710,805
Taysha Gene Therapies, Inc.	271,778	6,147,618
TG Therapeutics, Inc. (a)	1,280,000	37,555,200
Turning Point Therapeutics, Inc. (a)	500,000	53,250,000
uniQure B.V. (a)	488,362	23,480,445
Vaxcyte, Inc.	600,000	19,260,000
Vertex Pharmaceuticals, Inc. (a)	360,000	81,990,000
Viela Bio, Inc. (a)	1,080,000	41,407,200
Xencor, Inc. (a)	1,200,000	50,784,000
Zentalis Pharmaceuticals, Inc. (b)	1,033,324	52,658,191
Zymeworks, Inc. (a)	867,545	45,676,244
		2,338,012,681
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Jaws Acquisition Corp. (a)	400,000	4,572,000
Health Care Equipment & Supplies - 21.7%
Health Care Equipment - 21.7%
Becton, Dickinson & Co.	720,000	169,084,800
Boston Scientific Corp. (a)	9,000,000	298,350,000
Danaher Corp.	2,140,000	480,708,200
DexCom, Inc. (a)	88,000	28,131,840
Genmark Diagnostics, Inc. (a)	2,000,000	26,740,000
Hologic, Inc. (a)	2,680,000	185,268,400
Insulet Corp. (a)	1,000,000	257,710,000
Intuitive Surgical, Inc. (a)	156,000	113,263,800
Masimo Corp. (a)	500,000	127,245,000
Outset Medical, Inc.	21,700	1,388,800
Outset Medical, Inc.	1,451,090	83,582,784
Penumbra, Inc. (a)	1,119,138	248,336,722
Shockwave Medical, Inc. (a)	480,000	46,958,400
Tandem Diabetes Care, Inc. (a)	740,000	69,471,200
		2,136,239,946
Health Care Providers & Services - 26.0%
Health Care Facilities - 0.3%
HCA Holdings, Inc.	220,000	33,024,200
Health Care Services - 7.5%
1Life Healthcare, Inc. (a)	1,280,000	42,073,600
Alignment Healthcare Partners unit (d)(e)	2,145,460	32,051,027
Cigna Corp.	2,500,000	522,850,000
Guardant Health, Inc. (a)	119,700	14,498,064
Oak Street Health, Inc.	2,758,058	123,592,716
		735,065,407
Managed Health Care - 18.2%
Anthem, Inc.	630,000	196,257,600
Centene Corp. (a)	5,150,000	317,497,500
Humana, Inc.	1,190,000	476,618,800
UnitedHealth Group, Inc.	2,400,000	807,216,001
		1,797,589,901

TOTAL HEALTH CARE PROVIDERS & SERVICES		2,565,679,508

Health Care Technology - 1.7%
Health Care Technology - 1.7%
Castlight Health, Inc. (a)	1,845,550	2,325,393
Castlight Health, Inc. Class B (a)	4,000,000	5,040,000
Inspire Medical Systems, Inc. (a)	600,000	111,444,000
Phreesia, Inc. (a)	482,947	21,326,940
Veeva Systems, Inc. Class A (a)	90,000	24,918,300
		165,054,633
Life Sciences Tools & Services - 6.8%
Life Sciences Tools & Services - 6.8%
10X Genomics, Inc. Class B (c)	1,240,000	189,856,400
Bio-Rad Laboratories, Inc. Class A (a)	145,168	78,172,968
Bruker Corp.	2,500,000	126,525,000
Lonza Group AG	190,000	119,542,831
Maravai LifeSciences Holdings, Inc.	600,000	16,890,000
Sotera Health Co.	174,800	4,730,088
Thermo Fisher Scientific, Inc.	300,000	139,494,000
		675,211,287
Pharmaceuticals - 18.4%
Pharmaceuticals - 18.4%
Arvinas Holding Co. LLC (a)	500,000	12,100,000
AstraZeneca PLC (United Kingdom)	3,500,000	366,222,058
Bristol-Myers Squibb Co.	1,600,000	99,840,000
Eli Lilly & Co.	2,800,000	407,820,000
Harmony Biosciences Holdings, Inc.	1,719,128	70,634,672
IMARA, Inc.	257,058	6,557,550
Nektar Therapeutics (a)(b)	2,000,000	32,780,000
Pliant Therapeutics, Inc.	912,700	25,117,504
Roche Holding AG (participation certificate)	1,500,000	492,670,601
Royalty Pharma PLC (d)(e)	14,453	0
Royalty Pharma PLC	320,000	13,632,000
Royalty Pharma PLC	1,853,000	74,990,910
Sanofi SA	1,400,000	141,118,364
Theravance Biopharma, Inc. (a)	1,308,635	21,710,255
UCB SA	480,000	51,366,103
		1,816,560,017
Professional Services - 0.3%
Research & Consulting Services - 0.3%
Clarivate Analytics PLC (a)	1,000,000	27,440,000
Software - 0.7%
Application Software - 0.7%
Nuance Communications, Inc. (a)	1,500,000	64,695,000
TOTAL COMMON STOCKS
(Cost $6,228,902,671)		9,793,465,072

Convertible Preferred Stocks - 0.1%
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (d)(e)
(Cost $5,719,912)	1,037,400	5,719,912

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.09% (f)	91,084,882	91,103,099
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	32,739,026	32,742,300
TOTAL MONEY MARKET FUNDS
(Cost $123,843,228)		123,845,399
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $6,358,465,811)		9,923,030,383
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(61,479,930)
NET ASSETS - 100%		$9,861,550,453

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $233,205,679 or 2.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,770,939 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$26,000,002
Aristea Therapeutics, Inc. Series B	10/6/20	$5,719,912
Royalty Pharma PLC	5/21/15	$1,704,009

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$127,336
Fidelity Securities Lending Cash Central Fund	596,175
Total	$723,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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